Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of operating segments [line items]
Net interest income	$ 20,835	$ 19,749
Non-interest income	26,346	26,253
Total revenue	47,181	46,002
Provision for credit losses	4,351	1,864
Insurance policyholder benefits, claims and acquisition expense	3,683	4,085
Non-interest expense	24,758	24,139
Net income (loss) before income taxes	14,389	15,914
Income taxes (recoveries)	2,952	3,043
Net income	11,437	12,871
Non-interest expense includes:
Depreciation and amortization	2,606	1,824
Impairment of other intangibles	42	110
Total assets	1,624,548	1,428,935
Total assets include:
Additions to premises and equipment and intangibles	2,584	2,271
Total liabilities	1,537,781	1,345,310
Canada [member]
Disclosure of operating segments [line items]
Net interest income	14,185	14,375
Non-interest income	13,510	14,037
Total revenue	27,695	28,412
Provision for credit losses	2,881	1,512
Insurance policyholder benefits, claims and acquisition expense	1,993	2,800
Non-interest expense	12,513	12,175
Net income (loss) before income taxes	10,308	11,925
Income taxes (recoveries)	2,516	2,748
Net income	7,792	9,177
Non-interest expense includes:
Depreciation and amortization	1,587	1,176
Impairment of other intangibles	40	20
Total assets	911,932	753,142
Total assets include:
Additions to premises and equipment and intangibles	1,454	1,326
Total liabilities	825,034	669,543
United States [member]
Disclosure of operating segments [line items]
Net interest income	4,959	4,058
Non-interest income	6,775	6,411
Total revenue	11,734	10,469
Provision for credit losses	949	282
Non-interest expense	8,380	7,994
Net income (loss) before income taxes	2,405	2,193
Income taxes (recoveries)	209	133
Net income	2,196	2,060
Non-interest expense includes:
Depreciation and amortization	725	486
Impairment of other intangibles	1	54
Total assets	431,473	399,792
Total assets include:
Additions to premises and equipment and intangibles	706	669
Total liabilities	431,570	399,800
Other International [member]
Disclosure of operating segments [line items]
Net interest income	1,691	1,316
Non-interest income	6,061	5,805
Total revenue	7,752	7,121
Provision for credit losses	521	70
Insurance policyholder benefits, claims and acquisition expense	1,690	1,285
Non-interest expense	3,865	3,970
Net income (loss) before income taxes	1,676	1,796
Income taxes (recoveries)	227	162
Net income	1,449	1,634
Non-interest expense includes:
Depreciation and amortization	294	162
Impairment of other intangibles	1	36
Total assets	281,143	276,001
Total assets include:
Additions to premises and equipment and intangibles	424	276
Total liabilities	281,177	275,967
Operating segments [member] | Personal & Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income	12,568	12,653
Non-interest income	5,163	5,212
Total revenue	17,731	17,865
Provision for credit losses	2,891	1,448
Non-interest expense	7,946	7,768
Net income (loss) before income taxes	6,894	8,649
Income taxes (recoveries)	1,807	2,247
Net income	5,087	6,402
Non-interest expense includes:
Depreciation and amortization	929	632
Total assets	509,679	481,720
Total assets include:
Additions to premises and equipment and intangibles	722	408
Total liabilities	509,682	481,745
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	2,860	2,993
Non-interest income	9,360	9,150
Total revenue	12,220	12,143
Provision for credit losses	214	117
Non-interest expense	9,212	8,813
Net income (loss) before income taxes	2,794	3,213
Income taxes (recoveries)	639	663
Net income	2,155	2,550
Non-interest expense includes:
Depreciation and amortization	879	593
Impairment of other intangibles	1
Total assets	129,706	106,579
Total assets include:
Additions to premises and equipment and intangibles	704	565
Total liabilities	129,673	106,770
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	5,361	5,710
Total revenue	5,361	5,710
Insurance policyholder benefits, claims and acquisition expense	3,683	4,085
Non-interest expense	592	606
Net income (loss) before income taxes	1,086	1,019
Income taxes (recoveries)	255	213
Net income	831	806
Non-interest expense includes:
Depreciation and amortization	58	48
Total assets	21,253	19,012
Total assets include:
Additions to premises and equipment and intangibles	46	44
Total liabilities	21,311	19,038
Operating segments [member] | Investor & Treasury Services [member]
Disclosure of operating segments [line items]
Net interest income	329	(44)
Non-interest income	1,982	2,389
Total revenue	2,311	2,345
Provision for credit losses	6
Non-interest expense	1,589	1,725
Net income (loss) before income taxes	716	620
Income taxes (recoveries)	180	145
Net income	536	475
Non-interest expense includes:
Depreciation and amortization	217	143
Impairment of other intangibles	7	44
Total assets	230,695	144,406
Total assets include:
Additions to premises and equipment and intangibles	101	142
Total liabilities	230,618	144,378
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	5,135	4,043
Non-interest income	4,749	4,245
Total revenue	9,884	8,288
Provision for credit losses	1,239	299
Non-interest expense	5,362	5,096
Net income (loss) before income taxes	3,283	2,893
Income taxes (recoveries)	507	227
Net income	2,776	2,666
Non-interest expense includes:
Depreciation and amortization	517	408
Impairment of other intangibles	6	2
Total assets	688,054	634,313
Total assets include:
Additions to premises and equipment and intangibles	452	491
Total liabilities	688,314	634,126
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	(57)	104
Non-interest income	(269)	(453)
Total revenue	(326)	(349)
Provision for credit losses	1
Non-interest expense	57	131
Net income (loss) before income taxes	(384)	(480)
Income taxes (recoveries)	(436)	(452)
Net income	52	(28)
Non-interest expense includes:
Depreciation and amortization	6
Impairment of other intangibles	28	64
Total assets	45,161	42,905
Total assets include:
Additions to premises and equipment and intangibles	559	621
Total liabilities	$ (41,817)	$ (40,747)